Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total revenues	$ 242,213	$ 301,293
Medical Devices [Member]
Total revenues	59,722	164,445
Mobile Medicine (sleep apnea diagnostic products) [Member]
Total revenues	81,550	65,980
OSAS service (analysis and detection) [Member]
Total revenues	$ 100,941	$ 70,868